LONG-TERM DEBT (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion	$ 82,346	$ 1,542,088	$ 102,913	$ 839,222
Note 10. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	350,000		1,250,000
Additions to debt				1,250,000
Settlement of debt
Interest accretion
Debt and interest payments	(350,000)		(900,000)
Balance – September 30, 2024			350,000	1,250,000
Current portion
Non-current portion
Undiscounted future payments
Current portion
Non-current portion
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023				600,572
Additions to debt		1,285,000		100,000
Settlement of debt				(706,352)
Interest accretion		63,289		5,780
Debt and interest payments		(94,229)
Balance – September 30, 2024		1,254,060
Current portion		144,426
Non-current portion		1,109,634
Undiscounted future payments	427,083	87,500
Current portion		87,500
Non-current portion
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	375,095	389,283	303,110	249,064
Additions to debt
Settlement of debt
Interest accretion	18,355	28,867	96,985	79,046
Debt and interest payments	(4,167)	(339,584)	(25,000)	(25,000)
Balance – September 30, 2024	389,283	78,566	375,095	303,110
Current portion	348,581	78,566
Non-current portion	40,702
Undiscounted future payments	428,824	86,287
Current portion		86,287
Non-current portion
Note 10. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	385,762	397,013	327,010	280,567
Additions to debt
Settlement of debt
Interest accretion	15,418	37,300	83,752	71,443
Debt and interest payments	(4,167)	(352,952)	(25,000)	(25,000)
Balance – September 30, 2024	397,013	81,361	385,762	327,010
Current portion	355,369	81,361
Non-current portion	41,644
Undiscounted future payments	88,298	65,442
Current portion		65,442
Non-current portion
Note 10. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023				150,000
Additions to debt		662,251
Settlement of debt
Interest accretion		61,150
Debt and interest payments		(57,352)		(150,000)
Balance – September 30, 2024		666,049
Current portion		233,595
Non-current portion		432,454
Undiscounted future payments
Current portion
Non-current portion
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	197,597	76,408	167,091	142,997
Additions to debt
Settlement of debt
Interest accretion	3,811	10,644	43,006	36,594
Debt and interest payments	(125,000)	(66,484)	(12,500)	(12,500)
Balance – September 30, 2024	76,408	20,567	197,597	167,091
Current portion	76,408	20,567
Non-current portion
Undiscounted future payments		1,421,542
Current portion		224,782
Non-current portion		1,196,760
Note 10. 7 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	80,063		561,611	786,461
Additions to debt
Settlement of debt
Interest accretion	4,769		187,782	295,453
Debt and interest payments	(84,832)		(669,330)	(520,303)
Balance – September 30, 2024			80,063	561,611
Current portion
Non-current portion
Undiscounted future payments		820,638
Current portion		328,255
Non-current portion		492,383
Total [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	1,388,517	862,704	2,608,822	2,209,661
Additions to debt		1,947,251		1,350,000
Settlement of debt				(706,352)
Interest accretion	42,353	201,250	411,525	488,316
Debt and interest payments	(568,166)	(910,601)	(1,631,830)	(732,803)
Balance – September 30, 2024	862,704	2,100,603	$ 1,388,517	$ 2,608,822
Current portion	780,358	558,515
Non-current portion	82,346	1,542,088
Undiscounted future payments	$ 944,205	2,481,409
Current portion		792,266
Non-current portion		$ 1,689,143